Related Party Transactions (Details) - Schedule of related parties	6 Months Ended
Jun. 30, 2021
Shanghai NiSun Enterprise Management Group Co., Ltd (“NiSun Shanghai”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliated entity controlled by the ultimate controlling shareholder of the Group
Nisun International Enterprise Management Group Co., Ltd (“Nisun Cayman”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A shareholder who owns 37.8% equity interest of the Group
Mr. Bodang Liu [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The ultimate controlling shareholder of the Group
Mr. Anyuan Sun [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Former Chief executive officer of the Group
Mr. Jian Lin [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The shareholder of Wenzhou Jinda
Hong Kong Xibolun Technology Limited (“Hebron HK”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The entity disposed on November 30, 2020